Stockholders' Deficit - Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model (Detail) (Stock Options [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.50%	1.60%	1.60%
Risk-free interest rate, maximum	1.60%	1.80%	1.80%
Volatility, minimum	57.00%	62.00%	43.00%
Volatility, maximum	68.00%	80.00%	59.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 6 months	5 years 9 months 18 days	5 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days